Cover	Jun. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2025
Entity File Number	000-23329
Entity Registrant Name	Charles & Colvard, Ltd.
Entity Central Index Key	0001015155
Entity Tax Identification Number	56-1928817
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	170 Southport Drive
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	468-0399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false